Investments (Fixed Maturity and Equity Securities Available-For-Sale - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Certain Fixed Maturity Securities
Gross Unrealized OTTI Loss	$ 76	$ 112	$ 218
Available-for-sale Securities, Debt Securities	351,402	365,425
CMBS (1)
Summary of Certain Fixed Maturity Securities
Gross Unrealized OTTI Loss	(1)	(1)
Available-for-sale Securities, Debt Securities	12,633	14,332
Gross Unrealized Gain	347	615
Non-income producing fixed maturity securities
Summary of Certain Fixed Maturity Securities
Available-for-sale Securities, Debt Securities	54	64
Gross Unrealized Gain	$ 12	$ 28